SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Subsequent to September 30, 2019, Geneva Roth converted another $28,000 of principal into 3,129,911 shares of common stock of the Company leaving a principal balance of zero for the March 15, 2019 Securities Purchase Agreement. See Note 7.

In addition, subsequent to September 30, 2019, Auctus converted another $3,930 of accrued interest into 1,500,000 shares of common stock of the Company. See Note 7.

Subsequent events were reviewed through the date the financial statements were issued.

Subsequent to December 31, 2018, shareholders extended loans to the Company in the amount of approximately $104,300 for multiple debt agreements that have maturity dates ranging from April 2021 to May 2021, bear annual interest of 6% (11% default) and are convertible one dollar into one share of stock of Series C Preferred Stock that has been designated convertible into common stock at $0.15 per share and includes terms similar to the other Preferred Stock. A third-party advanced the company $50,000 on March 13, 2019 with verbal terms that included repayment in 45 days and a payback of $55,000. This equates to 10% interest on the amount advanced. There were no other terms on this.

On March 19, 2019, the Company consummated a Securities Purchase Agreement dated March 15, 2019 with Geneva Roth for the purchase of a $68,000 Geneva Roth Convertible Promissory Note. This Geneva Roth Convertible Promissory Notes is part of a larger investment term sheet with Geneva Roth, at their option, to invest in the Company up to $975,000. The Geneva Roth Convertible Promissory Note is due March 15, 2020, pays interest at the rate of 12% per annum and gives the holder the right from time to time, and at any time during the period beginning 180 days from the origination date to the maturity date or date of default to convert all or any part of the outstanding balance into common stock of the Company limited to 4.99% of the outstanding common stock of the Company. The conversion price is 61% multiplied by the average of the two lowest trading prices for the common stock during the previous 20 trading days prior to the applicable conversion date. The Geneva Roth Convertible Promissory Note may be prepaid in whole or in part of the outstanding balance at 125% to 140% up to 180 days from origination.

On March 25, 2019, TPT Global Tech, Inc. (the “Company”) consummated a Securities Purchase Agreement dated March 18, 2019 with Auctus Fund, LLC. (“Auctus”) for the purchase of a $600,000 Convertible Promissory Note (“Convertible Promissory Note”). The Convertible Promissory Note is due December 18, 2019, pays interest at the rate of 12% per annum and gives the holder the right from time to time, and at any time during the period beginning 180 days from the origination date or at the effective date of the registration of the underlying shares of common stock, which the holder has registration rights for, to convert all of the outstanding balance into common stock of the Company limited to 4.99% of the outstanding common stock of the Company. The conversion price is 50% multiplied by the average of the two lowest trading prices for the common stock during the previous 25 trading days prior to the applicable conversion date. The Convertible Promissory Note may be prepaid in full at 135% to 150% up to 180 days from origination.

As part of the transaction, Auctus was issued 2,000,000 warrants to purchase 2,000,000 common shares of the Company at 70% of the current market price. Current market price means the average of the three lowest trading prices for our common stock during the ten-trading day period ending on the latest complete trading day prior to the date of the respective exercise notice. However, if the registration statement described above is declared effective on or before June 11, 2019, then, while such Registration Statement is effective, the current market price shall mean the lowest volume weighted average price for our common stock during the ten-trading day period ending on the last complete trading day prior to the conversion date.

Effective April 3, the Company entered into an Asset Purchase Agreement for the acquisition of substantially all of the assets of SpeedConnect LLC (“SpeedConnect”) for $2 million and the assumption of all contracts and liabilities pertinent to operations. The Asset Purchase Agreement includes a deposit of $500,000, paid as part of entering into the Asset Purchase Agreement. Additionally, $500,000 is to be paid at closing after normal due diligence, audit and other conditions are met, anticipated to be in April of 2019. In addition, at the time of closing, the Company will enter into a Promissory Note to pay SpeedConnect in two equal installments of $500,000 plus applicable interest at 10% per annum each within 30 and 60 days, respectively, of closing. The closing date cannot be beyond June 30, 2019. In addition, on or before 90 days from the closing, the Company is to contribute $1 million in cash to the assets as working capital. The promissory note will include a security interest in all the assets until paid and a guaranty by the CEO of the Company, Stephen Thomas.

SpeedConnect is as a national, predominantly rural, wireless telecommunications residential and commercial Internet Service Provider (ISP). The acquisition is expected to be completed by the end of April 2019. SpeedConnect’s primary business model is subscription based, monthly reoccurring revenues, from wireless delivered, high-speed Internet connections utilizing its company built and owned national network. SpeedConnect also resells third-party satellite Internet, DSL Internet, IP telephony and DISH TV products. Mr. Ogren, the founder, will stay on as the CEO of SpeedConnect for the Company for the next two years.